FAIR VALUE MEASUREMENT - Carrying Amount and Fair Value for Categories of Financial Assets and Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Debt
Disclosure of financial assets [line items]
Financial liabilities, at carrying amount	€ 2,884,220	€ 3,351,888
Financial liabilities, at fair value	2,885,085	3,348,721
Receivables from financing activities
Disclosure of financial assets [line items]
Financial assets, at carrying amounts	1,613,396	1,661,632
Financial assets, at fair value	€ 1,613,396	€ 1,661,632